Employee Benefits - Disclosure of sensitivity analysis for actuarial assumptions (Detail)	12 Months Ended
Dec. 31, 2019
PAMEC Plan | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.64%
Nominal medical costs growth rate	7.64%
PAMEC Plan | Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
PAMEC Plan | Actuarial Assumption Of Expected Rate on Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.64%
Nominal medical costs growth rate	7.64%
PAMEC Plan | Actuarial Assumption Of General Mortality Bio metric Rate [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-2000 Basic eased by 15%, segregated by gender
PAMEC Plan | Actuarial Assumption Of Bio metric Disability [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Alvaro Vindas, increased by100%
PAMEC Plan | Actuarial Assumption Of Bio metric Disabled Mortality [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-49, segregated by gender
PAMEC Plan | Actuarial assumption of medical cost trend rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	6.91%
Nominal medical costs growth rate	6.91%
PAMA Plan [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.64%
Nominal medical costs growth rate	7.64%
PAMA Plan [Member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
PAMA Plan [Member] | Actuarial Assumption Of Expected Rate on Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.64%
Nominal medical costs growth rate	7.64%
PAMA Plan [Member] | Actuarial Assumption Of General Mortality Bio metric Rate [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-2000 Basic eased by 15%, segregated by gender
PAMA Plan [Member] | Actuarial Assumption Of Bio metric Disability [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Alvaro Vindas, increased by100%
PAMA Plan [Member] | Actuarial Assumption Of Bio metric Disabled Mortality [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-49, segregated by gender
PAMA Plan [Member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	6.91%
Nominal medical costs growth rate	6.91%
TCSPREV Plan | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
TCSPREV Plan | Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
TCSPREV Plan | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	4.00%
Nominal medical costs growth rate	4.00%
TCSPREV Plan | Actuarial Assumption Of Estimated Nominal Benefit Growth Rate [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
TCSPREV Plan | Actuarial Assumption Of Expected Rate on Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
TCSPREV Plan | Actuarial Assumption Of General Mortality Bio metric Rate [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-2000 Basic eased by 15%, segregated by gender
TCSPREV Plan | Actuarial Assumption Of Bio metric Disability [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Alvaro Vindas, increased by100%
TCSPREV Plan | Actuarial Assumption Of Bio metric Disabled Mortality [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-49, segregated by gender
TCSPREV Plan | Actuarial Assumption Of Turnover Rate [Member]
Disclosure of defined benefit plans [line items]
Turnover rate	4.80%
TCSPREV Plan | Actuarial Assumption Of Starting Age Of The Benefits [Member]
Disclosure of defined benefit plans [line items]
Starting age of the benefits	57 years
PBS Telemar Plan [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
PBS Telemar Plan [Member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
PBS Telemar Plan [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	4.00%
Nominal medical costs growth rate	4.00%
PBS Telemar Plan [Member] | Actuarial Assumption Of Estimated Nominal Benefit Growth Rate [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
PBS Telemar Plan [Member] | Actuarial Assumption Of Expected Rate on Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
PBS Telemar Plan [Member] | Actuarial Assumption Of General Mortality Bio metric Rate [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-2000 Basic eased by 15%, segregated by gender
PBS Telemar Plan [Member] | Actuarial Assumption Of Bio metric Disability [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Alvaro Vindas, increased by100%
PBS Telemar Plan [Member] | Actuarial Assumption Of Bio metric Disabled Mortality [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-49, segregated by gender
PBS Telemar Plan [Member] | Actuarial Assumption Of Starting Age Of The Benefits [Member]
Disclosure of defined benefit plans [line items]
Starting age of the benefits	57 years
Telemar Prev Plan [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
Telemar Prev Plan [Member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
Telemar Prev Plan [Member] | Actuarial Assumption Of Estimated Nominal Benefit Growth Rate [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
Telemar Prev Plan [Member] | Actuarial Assumption Of Expected Rate on Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
Telemar Prev Plan [Member] | Actuarial Assumption Of General Mortality Bio metric Rate [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-2000 Basic eased by 15%, segregated by gender
Telemar Prev Plan [Member] | Actuarial Assumption Of Bio metric Disability [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Alvaro Vindas, increased by100%
Telemar Prev Plan [Member] | Actuarial Assumption Of Bio metric Disabled Mortality [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-49, segregated by gender
Telemar Prev Plan [Member] | Actuarial Assumption Of Turnover Rate [Member]
Disclosure of defined benefit plans [line items]
Turnover rate	Per sponsor null starting at 50 years old and null for Settled Benefit
Telemar Prev Plan [Member] | Actuarial Assumption Of Starting Age Of The Benefits [Member]
Disclosure of defined benefit plans [line items]
Starting age of the benefits	55 years
PBS A Plan [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
PBS A Plan [Member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
PBS A Plan [Member] | Actuarial Assumption Of Estimated Nominal Benefit Growth Rate [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
PBS A Plan [Member] | Actuarial Assumption Of Expected Rate on Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
PBS A Plan [Member] | Actuarial Assumption Of General Mortality Bio metric Rate [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-2000 Basic eased by 15%, segregated by gender
PBS A Plan [Member] | Actuarial Assumption Of Bio metric Disability [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Alvaro Vindas, increased by100%
PBS A Plan [Member] | Actuarial Assumption Of Bio metric Disabled Mortality [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-49, segregated by gender
PBS TNC Plan [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
PBS TNC Plan [Member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
PBS TNC Plan [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	8.82%
Nominal medical costs growth rate	8.82%
PBS TNC Plan [Member] | Actuarial Assumption Of Estimated Nominal Benefit Growth Rate [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
PBS TNC Plan [Member] | Actuarial Assumption Of Expected Rate on Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
PBS TNC Plan [Member] | Actuarial Assumption Of General Mortality Bio metric Rate [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-2000 Basic eased by 15%, segregated by gender
PBS TNC Plan [Member] | Actuarial Assumption Of Bio metric Disability [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Alvaro Vindas, increased by100%
PBS TNC Plan [Member] | Actuarial Assumption Of Bio metric Disabled Mortality [Member]
Disclosure of defined benefit plans [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	AT-49, segregated by gender
PBS TNC Plan [Member] | Actuarial Assumption Of Starting Age Of The Benefits [Member]
Disclosure of defined benefit plans [line items]
Starting age of the benefits	57 years
CELPREV Plan [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
CELPREV Plan [Member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
CELPREV Plan [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.53%
Nominal medical costs growth rate	7.53%
CELPREV Plan [Member] | Actuarial Assumption Of Estimated Nominal Benefit Growth Rate [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	3.80%
Nominal medical costs growth rate	3.80%
CELPREV Plan [Member] | Actuarial Assumption Of Expected Rate on Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumptions Used In Measurement Of Defined Benefit Plan Assets Liability	7.43%
Nominal medical costs growth rate	7.43%
CELPREV Plan [Member] | Actuarial Assumption Of Turnover Rate [Member]
Disclosure of defined benefit plans [line items]
Turnover rate	2%
CELPREV Plan [Member] | Actuarial Assumption Of Starting Age Of The Benefits [Member]
Disclosure of defined benefit plans [line items]
Starting age of the benefits	55 years